General Information (Tables)	12 Months Ended
Dec. 31, 2018
Schedule Of Subsidiaries [Table Text Block]
a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Panamax Vessels
1	Rongerik Shipping Company Inc.	Marshall Islands	Domingo	Marshall Islands	3,739	Mar-01	Feb-12	-
2	Dud Shipping Company Inc.	Marshall Islands	Pamina	Marshall Islands	5,042	May-05	Nov-14	-
Vessel Owning Subsidiaries - Post-Panamax Vessels
3	Oruk Shipping Company Inc.	Marshall Islands	Pucon	Marshall Islands	6,541	Aug-06	Sep-13	-
4	Meck Shipping Company Inc.	Marshall Islands	Rotterdam	Marshall Islands	6,494	Jul-08	Sep-15	-
Vessel Owning Subsidiaries - Sold Vessels
5	Kapa Shipping Company Inc.	Marshall Islands	Angeles	Marshall Islands	4,923	Dec-06	Apr-15	Nov-16
6	Utirik Shipping Company Inc. (Note 4)	Marshall Islands	Doukato	Marshall Islands	3,739	Feb-02	Feb-12	Jun-17
7	Mago Shipping Company Inc. (Note 4)	Marshall Islands	New Jersey	Marshall Islands	4,923	Nov-06	Apr-15	Mar-18
8	Delap Shipping Company Inc. (Note 4)	Marshall Islands	March	Marshall Islands	5,576	May-04	Sep-14	Mar-18
9	Jabor Shipping Company Inc. (Note 4)	Marshall Islands	Great	Marshall Islands	5,576	Apr-04	Oct-14	Mar-18
10	Likiep Shipping Company Inc. (Note 4 )	Marshall Islands	Sagitta	Marshall Islands	3,426	Jun-10	Jun-10	Apr-18
11	Orangina Inc. (Note 4)	Marshall Islands	Centaurus	Marshall Islands	3,426	Jul-10	Jul-10	May-18
12	Eluk Shipping Company Inc. (Note 4)	Marshall Islands	Puelo	Marshall Islands	6,541	Nov-06	Aug-13	Jun-18
13	Langor Shipping Company Inc. (Note 4)	Marshall Islands	Hamburg	Marshall Islands	6,494	Mar-09	Nov-15	Jul-18
Other Subsidiaries
14	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-
15	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2018	2017	2016
A	29%	-	-
B	-	18%	-
C	-	-	22%
D	-	-	34%
E	32%	24%	-
F	19%	35%	11%